Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Investments in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2010	2009
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$33,000	$32,244
Goodwill (1)	1,171	6,630
Cumulative share of income	889,039	798,670
Cumulative share of distributions	(740,557)	(649,314)
	182,653	188,230
Cost method investments	15,269	15,569
Total investments in unconsolidated entities	$197,922	$203,799

  $5,459 reclassified from Investments in unconsolidated entities to Goodwill in 2010.

Equity in earnings of unconsolidated entities totaled $98.1 million, $90.7 million and $89.8 million in 2010, 2009 and 2008, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $64.8 million, $64.7 million and $66.1 million in 2010, 2009 and 2008, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2010	2009
(Dollars in thousands)
Assets
Current	$444,000	$452,000
Due from affiliates	377,000	468,000
Property and other	2,016,000	1,921,000
	$2,837,000	$2,841,000
Liabilities and Equity
Current liabilities	$279,000	$251,000
Deferred credits	73,000	71,000
Long-term liabilities	38,000	40,000
Long-term capital lease obligations	44,000	43,000
Partners’ capital and stockholders’ equity	2,403,000	2,436,000
	$2,837,000	$2,841,000

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Results of Operations
Revenues	$4,972,000	$4,815,000	$4,784,000
Operating expenses	3,568,000	3,437,000	3,376,000
Operating income	1,404,000	1,378,000	1,408,000
Other income (expense)	37,000	42,000	26,000
Net income	$1,441,000	$1,420,000	$1,434,000